Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Catholic Responsible Investments Funds
Entity Central Index Key	0001872555
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000230952
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Ultra Short Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CRHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Ultra Short Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Ultra Short Bond Fund (“Fund”) seeks to provide current income consistent with the preservation of capital.

Under normal circumstances, the Ultra Short Bond Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; (vii) U.S. dollar-denominated instruments of foreign issuers; and (viii) floating rate securities. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, repurchase agreements, and in municipal securities.

CRI Ultra Short Bond Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and was in line with benchmark net-of-fees.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares - $11111	Bloomberg U.S. Aggregate Bond Index (USD)* - $9296	Bloomberg 1-3 Month US Treasury Bill Index (USD) - $11154
Dec/21	$10000	$10000	$10000
Oct/22	$10064	$8379	$10085
Oct/23	$10543	$8409	$10577
Oct/24	$11111	$9296	$11154

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares	5.38%	3.68%
Bloomberg U.S. Aggregate Bond Index (USD)*	10.55%	-2.48%
Bloomberg 1-3 Month US Treasury Bill Index (USD)	5.45%	3.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 66,180,582
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 38,395
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$66,180,582	192	$38,395	118%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Mortgage-Backed Securities	0.4%
Certificate of Deposit	0.5%
Commercial Paper	2.0%
Repurchase Agreements	4.7%
Corporate Obligations	19.4%
U.S. Treasury Obligations	33.6%
Asset-Backed Securities	41.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	4.857%	01/07/25	3.7%
U.S. Treasury Note, USBMMY3M + 0.200%	4.690%	01/31/25	3.2%
Banque Federative du Credit Mutuel	2.375%	11/21/24	2.3%
U.S. Treasury Bills	4.799%	02/27/25	2.2%
U.S. Treasury Bills	5.290%	11/12/24	2.1%
U.S. Treasury Bills	4.816%	01/14/25	2.1%
U.S. Treasury Bills	4.562%	01/23/25	2.0%
U.S. Treasury Bills	0.000%	03/04/25	2.0%
U.S. Treasury Bills	4.510%	03/20/25	1.9%
U.S. Treasury Bills	5.280%	12/26/24	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230950
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Short Duration Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CRDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Short Duration Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Short Duration Bond Fund (the “Fund”) seeks maximum current income consistent with the preservation of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include U.S. dollar-denominated fixed income securities; U.S. Treasury securities; governmental agency debt; corporate debt securities; collateralized loan obligations; asset-backed securities; municipal bonds; residential and commercial mortgage-backed securities; floating rate notes and adjustable rate mortgages (“ARMs”). Depending on market conditions, the Fund may invest a substantial portion of its assets in mortgage-backed debt securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in other types of U.S. government securities, including collateralized mortgage obligations (“CMO”) issued by U.S. government agencies or instrumentalities thereof, and may also invest in other mortgage-backed and asset-backed securities, as well as enter into repurchase agreements covering the securities described. The Fund’s fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency). The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). In addition, the Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Adviser to be of comparable quality to allowable investment grade and non-investment grade securities.

CRI Short Duration Bond Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares - $10584	Bloomberg U.S. Aggregate Bond Index (USD)* - $9296	Bloomberg 1-3 Month US Treasury Bill Index (USD) - $11154
Dec/21	$10000	$10000	$10000
Oct/22	$9550	$8379	$10085
Oct/23	$9896	$8409	$10577
Oct/24	$10584	$9296	$11154

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares	6.95%	1.97%
Bloomberg U.S. Aggregate Bond Index (USD)*	10.55%	-2.48%
Bloomberg 1-3 Month US Treasury Bill Index (USD)	5.45%	3.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 496,136,095
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 1,326,419
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$496,136,095	428	$1,326,419	50%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
U.S. Government Agency Obligations	0.3%
Bank Loan Obligation	0.5%
Repurchase Agreements	1.1%
Sovereign Debt	1.3%
Municipal Bonds	4.2%
Mortgage-Backed Securities	13.6%
Asset-Backed Securities	22.1%
U.S. Treasury Obligations	22.1%
Corporate Obligations	34.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	1.875%	06/30/26	6.6%
U.S. Treasury Notes	3.125%	08/31/27	5.6%
U.S. Treasury Notes	4.000%	02/15/26	1.9%
U.S. Treasury Notes	4.250%	10/15/25	1.4%
U.S. Treasury Notes	1.875%	07/31/26	1.4%
U.S. Treasury Notes	0.500%	06/30/27	1.3%
U.S. Treasury Notes	0.250%	06/30/25	1.0%
U.S. Treasury Notes	4.000%	12/15/25	1.0%
U.S. Treasury Notes	0.625%	12/31/27	1.0%
GNMA, Ser 2023-131, Cl BT	4.000%	03/20/49	0.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230947
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CRBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Institutional Class Shares	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Bond Fund (the “Fund”) seeks current income and long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities (“MBS”) and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar- denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities; debt issuances of REITs; convertible bonds; preferred stock; covered bonds and bonds issued by U.S. colleges and universities; leveraged bank loans; commercial paper; floating rate notes and other securities included in the Index (defined below). The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. Some of these investments in derivatives will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Bond Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Bond Fund, Institutional Class Shares - $4714080	Bloomberg U.S. Aggregate Bond Index (USD) - $4648043
Dec/03/21	$5000000	$5000000
Oct/22	$4205361	$4189699
Oct/23	$4229224	$4204613
Oct/24	$4714080	$4648043

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Bond Fund, Institutional Class Shares	11.46%	-2.00%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,265,441,959
Holdings Count | Holding	1,184
Advisory Fees Paid, Amount	$ 6,239,238
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,265,441,959	1,184	$6,239,238	97%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.2%
U.S. Government Agency Obligation	0.0%
Short-Term Investment	0.1%
Bank Loan Obligations	0.1%
Sovereign Debt	0.9%
Municipal Bonds	3.0%
Asset-Backed Securities	9.0%
Corporate Obligations	25.0%
Mortgage-Backed Securities	27.5%
U.S. Treasury Obligations	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	3.000%	08/15/52	3.0%
U.S. Treasury Notes	3.875%	08/15/34	2.6%
U.S. Treasury Notes	3.875%	08/15/33	2.2%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.660%	10/31/25	2.0%
U.S. Treasury Notes	4.250%	06/30/29	1.8%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.640%	04/30/26	1.5%
U.S. Treasury Notes	3.750%	08/15/27	1.1%
U.S. Treasury Notes	4.625%	04/30/29	0.9%
U.S. Treasury Notes	4.250%	06/30/31	0.9%
U.S. Treasury Bonds	4.625%	05/15/44	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230946
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Bond Fund
Class Name	Investor Class Shares
Trading Symbol	CRBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Investor Class Shares	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Bond Fund (the “Fund”) seeks current income and long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities (“MBS”) and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar- denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities; debt issuances of REITs; convertible bonds; preferred stock; covered bonds and bonds issued by U.S. colleges and universities; leveraged bank loans; commercial paper; floating rate notes and other securities included in the Index (defined below). The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. Some of these investments in derivatives will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Bond Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Bond Fund, Investor Class Shares - $9386	Bloomberg U.S. Aggregate Bond Index (USD) - $9296
Dec/03/21	$10000	$10000
Oct/22	$8399	$8379
Oct/23	$8433	$8409
Oct/24	$9386	$9296

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Bond Fund, Investor Class Shares	11.30%	-2.15%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,265,441,959
Holdings Count | Holding	1,184
Advisory Fees Paid, Amount	$ 6,239,238
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,265,441,959	1,184	$6,239,238	97%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.2%
U.S. Government Agency Obligation	0.0%
Short-Term Investment	0.1%
Bank Loan Obligations	0.1%
Sovereign Debt	0.9%
Municipal Bonds	3.0%
Asset-Backed Securities	9.0%
Corporate Obligations	25.0%
Mortgage-Backed Securities	27.5%
U.S. Treasury Obligations	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	3.000%	08/15/52	3.0%
U.S. Treasury Notes	3.875%	08/15/34	2.6%
U.S. Treasury Notes	3.875%	08/15/33	2.2%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.660%	10/31/25	2.0%
U.S. Treasury Notes	4.250%	06/30/29	1.8%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.640%	04/30/26	1.5%
U.S. Treasury Notes	3.750%	08/15/27	1.1%
U.S. Treasury Notes	4.625%	04/30/29	0.9%
U.S. Treasury Notes	4.250%	06/30/31	0.9%
U.S. Treasury Bonds	4.625%	05/15/44	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230949
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Opportunistic Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CROSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Opportunistic Bond Fund (the “Fund”) seeks current income and to provide relatively low correlation to equity assets. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds; fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities and floating rate notes. The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 20% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell U.S. Treasury futures to manage the Fund’s portfolio duration, yield curve positioning, or trade execution on a more cost-effective basis than by use of physical securities alone. The Fund may use credit default swaps on a single issuer (CDS) or a credit default swap index (CDX) to hedge credit risk. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Opportunistic Bond Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares - $5197809	Bloomberg U.S. Aggregate Bond Index (USD)* - $4648043	Bloomberg 1-5 Year US Government/Credit Index (USD) - $5119901
Dec/21	$5000000	$5000000	$5000000
Oct/22	$4614458	$4189699	$4653370
Oct/23	$4750210	$4204613	$4788438
Oct/24	$5197809	$4648043	$5119901

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares	9.42%	1.34%
Bloomberg U.S. Aggregate Bond Index (USD)*	10.55%	-2.48%
Bloomberg 1-5 Year US Government/Credit Index (USD)	6.92%	0.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 695,264,963
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 2,013,695
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$695,264,963	332	$2,013,695	118%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.2%
U.S. Government Agency Obligation	0.0%
Short-Term Investment	0.1%
Bank Loan Obligations	0.5%
Municipal Bonds	1.8%
Sovereign Debt	1.9%
Asset-Backed Securities	18.6%
Corporate Obligations	21.7%
Mortgage-Backed Securities	23.7%
U.S. Treasury Obligations	30.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.125%	10/31/29	6.2%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.660%	10/31/25	5.8%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.615%	07/31/25	5.7%
U.S. Treasury Notes, USBMMY3M + 0.169%	4.659%	04/30/25	2.4%
U.S. Treasury Notes	3.875%	08/15/34	1.9%
U.S. Treasury Bonds	3.000%	08/15/52	1.8%
U.S. Treasury Notes	3.875%	10/15/27	1.7%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.640%	04/30/26	1.6%
GNMA	6.000%	07/20/54	1.5%
U.S. Treasury Notes	3.875%	08/15/33	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230948
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Opportunistic Bond Fund
Class Name	Investor Class Shares
Trading Symbol	CROVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Opportunistic Bond Fund (the “Fund”) seeks current income and to provide relatively low correlation to equity assets. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds; fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities and floating rate notes. The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 20% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell U.S. Treasury futures to manage the Fund’s portfolio duration, yield curve positioning, or trade execution on a more cost-effective basis than by use of physical securities alone. The Fund may use credit default swaps on a single issuer (CDS) or a credit default swap index (CDX) to hedge credit risk. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Opportunistic Bond Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares - $10352	Bloomberg U.S. Aggregate Bond Index (USD)* - $9296	Bloomberg 1-5 Year US Government/Credit Index (USD) - $10240
Dec/21	$10000	$10000	$10000
Oct/22	$9216	$8379	$9307
Oct/23	$9475	$8409	$9577
Oct/24	$10352	$9296	$10240

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares	9.25%	1.19%
Bloomberg U.S. Aggregate Bond Index (USD)*	10.55%	-2.48%
Bloomberg 1-5 Year US Government/Credit Index (USD)	6.92%	0.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 695,264,963
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 2,013,695
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$695,264,963	332	$2,013,695	118%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.2%
U.S. Government Agency Obligation	0.0%
Short-Term Investment	0.1%
Bank Loan Obligations	0.5%
Municipal Bonds	1.8%
Sovereign Debt	1.9%
Asset-Backed Securities	18.6%
Corporate Obligations	21.7%
Mortgage-Backed Securities	23.7%
U.S. Treasury Obligations	30.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.125%	10/31/29	6.2%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.660%	10/31/25	5.8%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.615%	07/31/25	5.7%
U.S. Treasury Notes, USBMMY3M + 0.169%	4.659%	04/30/25	2.4%
U.S. Treasury Notes	3.875%	08/15/34	1.9%
U.S. Treasury Bonds	3.000%	08/15/52	1.8%
U.S. Treasury Notes	3.875%	10/15/27	1.7%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.640%	04/30/26	1.6%
GNMA	6.000%	07/20/54	1.5%
U.S. Treasury Notes	3.875%	08/15/33	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230953
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Equity Index Fund
Class Name	Institutional Class Shares
Trading Symbol	CRQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Equity Index Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Equity Index Fund, Institutional Class Shares	$11	0.09%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Equity Index Fund (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the S&P 500® Index.

The Fund uses a passive optimization process managed by Rhumbline Advisers, the Fund’s Sub-Adviser (“Sub-Adviser”), which is designed to track the performance of the S&P 500® Index (the “Index”). The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Index. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange. Under normal circumstances, the Fund intends to invest at least 95% of its net assets, plus any borrowings for investment purposes, in securities listed in the Index.

CRI Equity Index Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund’s performance reflected the performance of the overall market. Additionally, the Catholic Responsible Investments exclusions on the fund, particularly in Health Care, resulted in modest underperformance versus the index.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Equity Index Fund, Institutional Class Shares - $3870882	S&P 500 Index (TR) - $3944858
Dec/21	$3000000	$3000000
Oct/22	$2550193	$2595030
Oct/23	$2816100	$2858239
Oct/24	$3870882	$3944858

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Equity Index Fund, Institutional Class Shares	37.46%	9.15%
S&P 500 Index (TR)	38.02%	9.86%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,964,785,325
Holdings Count | Holding	437
Advisory Fees Paid, Amount	$ 1,684,837
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,964,785,325	437	$1,684,837	24%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Short-Term Investment	0.0%
Materials	2.3%
Real Estate	2.3%
Utilities	2.5%
Energy	3.4%
Consumer Staples	6.5%
Industrials	7.9%
Health Care	9.1%
Communication Services	9.7%
Consumer Discretionary	10.0%
Financials	13.7%
Information Technology	32.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	7.3%
NVIDIA	6.8%
Microsoft	6.6%
Amazon.com	3.6%
Meta Platforms, Cl A	2.6%
Alphabet, Cl A	2.2%
Berkshire Hathaway, Cl B	1.9%
Broadcom	1.8%
Alphabet, Cl C	1.8%
Tesla	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230951
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Small-Cap Fund
Class Name	Institutional Class Shares
Trading Symbol	CRSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Small-Cap Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares	$32	0.28%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Small-Cap Fund (the “Fund”) seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.

The Fund uses a passive optimization process managed by Rhumbline Advisers, the Fund’s Sub-Adviser (“Sub-Adviser”), which is designed to track the performance of the S&P 600® Index (the “Index”). The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Index. The Index is a well-known stock market index that measures the performance of small-capitalization companies in the United States. Under normal  circumstances, the Fund intends to invest at least 95% of its net assets, plus any borrowings for investment purposes, in securities listed in the Index.

CRI Small-Cap Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund’s performance reflected the performance of the overall market. Additionally, the Catholic Responsible Investments exclusions on the fund resulted in modest underperformance versus the index.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares - $3215200	Russell 3000 Index (USD)* - $3835180	S&P SmallCap 600 Index (USD) - $3253033
Dec/21	$3000000	$3000000	$3000000
Oct/22	$2703219	$2566923	$2709782
Oct/23	$2482953	$2782035	$2502363
Oct/24	$3215200	$3835180	$3253033

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares	29.49%	2.41%
Russell 3000 Index (USD)*	37.86%	8.80%
S&P SmallCap 600 Index (USD)	30.00%	2.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 559,543,081
Holdings Count | Holding	575
Advisory Fees Paid, Amount	$ 1,048,895
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$559,543,081	575	$1,048,895	28%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Short-Term Investment	1.5%
Utilities	2.3%
Consumer Staples	3.0%
Communication Services	3.7%
Energy	4.4%
Materials	5.3%
Real Estate	7.4%
Health Care	10.4%
Information Technology	11.2%
Consumer Discretionary	13.7%
Industrials	17.6%
Financials	19.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Mueller Industries	0.7%
Comerica	0.6%
Carpenter Technology	0.6%
Jackson Financial, Cl A	0.6%
Glaukos	0.6%
Robert Half	0.5%
VF	0.5%
Meritage Homes	0.5%
SPX Technologies	0.5%
ATI	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230966
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Multi-Style US Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	CRTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares	$75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Multi-Style U.S. Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of predominantly mid to large capitalization companies included in the Russell 1000® Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities of companies located in the United States. An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

CRI Multi-Style U.S. Equity Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The dominance of the “Magnificent Seven” resulted in the Communication Services, Consumer Discretionary, and Information Technology sectors to be the outperformers for the year and the concentration was a headwind for fund performance. The fund underperformed the benchmark for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares - $5884223	Russell 1000 Index (USD) - $6462294
Dec/03/21	$5000000	$5000000
Oct/22	$4030370	$4275047
Oct/23	$4480367	$4680487
Oct/24	$5884223	$6462294

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares	31.33%	5.75%
Russell 1000 Index (USD)	38.07%	9.21%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 855,974,914
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 4,977,457
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$855,974,914	313	$4,977,457	178%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Utilities	1.0%
Real Estate	1.8%
Energy	3.5%
Materials	4.0%
Consumer Staples	5.3%
Communication Services	7.1%
Health Care	7.1%
Consumer Discretionary	8.0%
Industrials	13.1%
Financials	15.7%
Information Technology	31.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	5.2%
Apple	4.7%
NVIDIA	3.7%
Amazon.com	3.7%
Meta Platforms, Cl A	2.4%
Oracle	2.1%
JPMorgan Chase	1.9%
Salesforce	1.8%
Linde	1.7%
TransDigm Group	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230965
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Multi-Style US Equity Fund
Class Name	Investor Class Shares
Trading Symbol	CRTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares	$92	0.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Multi-Style U.S. Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of predominantly mid to large capitalization companies included in the Russell 1000® Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities of companies located in the United States. An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

CRI Multi-Style U.S. Equity Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The dominance of the “Magnificent Seven” resulted in the Communication Services, Consumer Discretionary, and Information Technology sectors to be the outperformers for the year and the concentration was a headwind for fund performance. The fund underperformed the benchmark for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares - $11718	Russell 1000 Index (USD) - $12925
Dec/03/21	$10000	$10000
Oct/22	$8050	$8550
Oct/23	$8936	$9361
Oct/24	$11718	$12925

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares	31.14%	5.60%
Russell 1000 Index (USD)	38.07%	9.21%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 855,974,914
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 4,977,457
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$855,974,914	313	$4,977,457	178%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Utilities	1.0%
Real Estate	1.8%
Energy	3.5%
Materials	4.0%
Consumer Staples	5.3%
Communication Services	7.1%
Health Care	7.1%
Consumer Discretionary	8.0%
Industrials	13.1%
Financials	15.7%
Information Technology	31.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	5.2%
Apple	4.7%
NVIDIA	3.7%
Amazon.com	3.7%
Meta Platforms, Cl A	2.4%
Oracle	2.1%
JPMorgan Chase	1.9%
Salesforce	1.8%
Linde	1.7%
TransDigm Group	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230954
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments International Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	CRLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Institutional Class Shares	$91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments International Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the MSCI All Country World Ex USA Index (the “Index”) that are believed to have above average market appreciation potential.

CRI International Equity Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments International Equity Fund, Institutional Class Shares - $5367592	MSCI ACWI ex-USA Index (Gross) (USD) - $5538673
Dec/21	$5000000	$5000000
Oct/22	$3753869	$3933434
Oct/23	$4250919	$4431512
Oct/24	$5367592	$5538673

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments International Equity Fund, Institutional Class Shares	26.27%	2.47%
MSCI ACWI ex-USA Index (Gross) (USD)	24.98%	3.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,531,687,726
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 10,677,654
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,531,687,726	306	$10,677,654	52%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	20.9%
Short-Term Investment	0.4%
South Korea	3.3%
Italy	3.6%
Ireland	3.7%
India	4.3%
Canada	4.7%
Germany	5.2%
Taiwan	5.8%
Japan	7.3%
Netherlands	7.5%
China	7.6%
France	10.9%
United Kingdom	13.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	2.6%
Tencent Holdings	1.8%
Taiwan Semiconductor Manufacturing ADR	1.8%
Meituan, Cl B	1.7%
Ferrari	1.7%
3i Group	1.6%
Schneider Electric	1.6%
Alstom	1.5%
ICON	1.5%
Sea ADR	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230955
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments International Equity Fund
Class Name	Investor Class Shares
Trading Symbol	CRLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Investor Class Shares	$107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments International Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the MSCI All Country World Ex USA Index (the “Index”) that are believed to have above average market appreciation potential.

CRI International Equity Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments International Equity Fund, Investor Class Shares - $10695	MSCI ACWI ex-USA Index (Gross) (USD) - $11077
Dec/21	$10000	$10000
Oct/22	$7498	$7867
Oct/23	$8478	$8863
Oct/24	$10695	$11077

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments International Equity Fund, Investor Class Shares	26.14%	2.33%
MSCI ACWI ex-USA Index (Gross) (USD)	24.98%	3.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,531,687,726
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 10,677,654
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,531,687,726	306	$10,677,654	52%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	20.9%
Short-Term Investment	0.4%
South Korea	3.3%
Italy	3.6%
Ireland	3.7%
India	4.3%
Canada	4.7%
Germany	5.2%
Taiwan	5.8%
Japan	7.3%
Netherlands	7.5%
China	7.6%
France	10.9%
United Kingdom	13.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	2.6%
Tencent Holdings	1.8%
Taiwan Semiconductor Manufacturing ADR	1.8%
Meituan, Cl B	1.7%
Ferrari	1.7%
3i Group	1.6%
Schneider Electric	1.6%
Alstom	1.5%
ICON	1.5%
Sea ADR	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230956
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments International Small-Cap Fund
Class Name	Institutional Class Shares
Trading Symbol	CRNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Small-Cap Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares	$130	1.15%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments International Small-Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation. The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of small capitalization companies based in those countries included in the MSCI ACWI ex-USA Small Cap Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus borrowings for investment purposes in a broadly diversified portfolio of equity securities of small capitalization companies that are located in countries throughout the world. For purposes of the Fund’s 80% investment policy, equity securities include international equities traded on recognized global exchanges, private placements of equity securities, rights offerings, warrants, ADRs, new issues of equity securities, ETFs that primarily invest in equity securities, and derivatives, primarily index futures with economic characteristics similar to equity securities. The Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. In some circumstances, the Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI International Small-Cap Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares - $1048472	MSCI ACWI IMI (Gross) (USD)* - $1207954	MSCI ACWI ex-USA Small Cap (Gross) (USD) - $1037210
Dec/21	$1000000	$1000000	$1000000
Oct/22	$770397	$826206	$762827
Oct/23	$832919	$908621	$834246
Oct/24	$1048472	$1207954	$1037210

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares	25.88%	1.64%
MSCI ACWI IMI (Gross) (USD)*	32.94%	6.70%
MSCI ACWI ex-USA Small Cap (Gross) (USD)	24.33%	1.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 106,289,097
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 732,309
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$106,289,097	406	$732,309	135%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
Other Countries	20.4%
Short-Term Investment	1.8%
South Korea	2.1%
China	2.5%
Sweden	3.1%
Australia	3.8%
Taiwan	4.0%
Exchange Traded Fund	4.0%
India	4.1%
Germany	4.5%
Italy	5.1%
Canada	6.6%
United Kingdom	10.1%
Japan	21.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares MSCI EAFE Small-Capital ETF	2.7%
Buzzi	1.2%
Viscofan	1.0%
SUSS MicroTec	1.0%
Spectris	1.0%
Tate & Lyle	1.0%
PrairieSky Royalty	1.0%
iShares Core MSCI Emerging Markets ETF	0.9%
MEITEC Group Holdings	0.9%
Primo Water	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230958
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 45/55 Fund
Class Name	Institutional Class Shares
Trading Symbol	CMNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 45/55 Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 45% of its assets and exposure to fixed income securities in an amount equal to 55% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 45/55 Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and slightly underperformed the benchmark net-of-fees due to relative underperformance in the US large cap equity allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares - $16261064	MSCI ACWI Index (Gross) (USD)* - $18361040	Bloomberg U.S. Aggregate Bond Index (USD) - $13944128	Custom Hybrid** - $15937683
Dec/21	$15000000	$15000000	$15000000	$15000000
Oct/22	$12920255	$12393397	$12569098	$12612165
Oct/23	$13561070	$13763749	$12613839	$13183359
Oct/24	$16261064	$18361040	$13944128	$15937683

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares	19.91%	2.81%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid**	20.89%	2.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 134,616,413
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$134,616,413	8	$-	10%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond FundFootnote Reference**	27.0%
Catholic Responsible Investments Equity Index FundFootnote Reference**	23.3%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	13.4%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	13.4%
Catholic Responsible Investments International Equity FundFootnote Reference**	8.7%
Catholic Responsible Investments Multi-Style US Equity FundFootnote Reference**	7.1%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	4.5%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	2.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230957
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 45/55 Fund
Class Name	Investor Class Shares
Trading Symbol	CMNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares	$16	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 45/55 Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 45% of its assets and exposure to fixed income securities in an amount equal to 55% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 45/55 Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and slightly underperformed the benchmark net-of-fees due to relative underperformance in the US large cap equity allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares - $10792	MSCI ACWI Index (Gross) (USD)* - $12241	Bloomberg U.S. Aggregate Bond Index (USD) - $9296	Custom Hybrid** - $10625
Dec/21	$10000	$10000	$10000	$10000
Oct/22	$8602	$8262	$8379	$8408
Oct/23	$9014	$9176	$8409	$8789
Oct/24	$10792	$12241	$9296	$10625

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares	19.73%	2.65%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid**	20.89%	2.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 134,616,413
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$134,616,413	8	$-	10%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond FundFootnote Reference**	27.0%
Catholic Responsible Investments Equity Index FundFootnote Reference**	23.3%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	13.4%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	13.4%
Catholic Responsible Investments International Equity FundFootnote Reference**	8.7%
Catholic Responsible Investments Multi-Style US Equity FundFootnote Reference**	7.1%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	4.5%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	2.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230959
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	CMPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “active” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Alpha Plus Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and slightly underperformed the benchmark net-of-fees due to relative underperformance in the US large cap equity allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares - $16502571	MSCI ACWI Index (Gross) (USD)* - $18361040	Bloomberg U.S. Aggregate Bond Index (USD) - $13944128	Custom Hybrid** - $16630742
Dec/21	$15000000	$15000000	$15000000	$15000000
Oct/22	$12653262	$12393397	$12569098	$12612117
Oct/23	$13441678	$13763749	$12613839	$13357029
Oct/24	$16502571	$18361040	$13944128	$16630742

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares	22.77%	3.33%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid**	24.51%	3.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,399,799,257
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,399,799,257	8	$-	8%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity FundFootnote Reference**	24.4%
Catholic Responsible Investments Bond FundFootnote Reference**	19.7%
Catholic Responsible Investments Equity Index FundFootnote Reference**	15.7%
Catholic Responsible Investments International Equity FundFootnote Reference**	11.7%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	9.8%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	9.7%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	2.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230960
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Class Name	Investor Class Shares
Trading Symbol	CMPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares	$17	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “active” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Alpha Plus Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and slightly underperformed the benchmark net-of-fees due to relative underperformance in the US large cap equity allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares - $10954	MSCI ACWI Index (Gross) (USD)* - $12241	Bloomberg U.S. Aggregate Bond Index (USD) - $9296	Custom Hybrid** - $11087
Dec/21	$10000	$10000	$10000	$10000
Oct/22	$8424	$8262	$8379	$8408
Oct/23	$8935	$9176	$8409	$8905
Oct/24	$10954	$12241	$9296	$11087

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares	22.59%	3.18%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid**	24.51%	3.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,399,799,257
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,399,799,257	8	$-	8%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity FundFootnote Reference**	24.4%
Catholic Responsible Investments Bond FundFootnote Reference**	19.7%
Catholic Responsible Investments Equity Index FundFootnote Reference**	15.7%
Catholic Responsible Investments International Equity FundFootnote Reference**	11.7%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	9.8%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	9.7%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	2.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230961
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	CMMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “passive” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Beta Plus Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and a slight underperformance to the benchmark net-of-fees due to interest rate positioning and weight to small cap stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares - $16851842	MSCI ACWI Index (Gross) (USD)* - $18361040	Bloomberg U.S. Aggregate Bond Index (USD) - $13944128	Custom Hybrid** - $16630742
Dec/21	$15000000	$15000000	$15000000	$15000000
Oct/22	$12830924	$12393397	$12569098	$12612117
Oct/23	$13598974	$13763749	$12613839	$13357029
Oct/24	$16851842	$18361040	$13944128	$16630742

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares	23.92%	4.08%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid**	24.51%	3.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 469,168,507
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$469,168,507	7	$-	11%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index FundFootnote Reference**	42.4%
Catholic Responsible Investments Bond FundFootnote Reference**	18.2%
Catholic Responsible Investments International Equity FundFootnote Reference**	11.9%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	9.2%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	9.1%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	3.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230962
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Class Name	Investor Class Shares
Trading Symbol	CMMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares	$17	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “passive” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Beta Plus Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and a slight underperformance to the benchmark net-of-fees due to interest rate positioning and weight to small cap stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares - $11188	MSCI ACWI Index (Gross) (USD)* - $12241	Bloomberg U.S. Aggregate Bond Index (USD) - $9296	Custom Hybrid** - $11087
Dec/21	$10000	$10000	$10000	$10000
Oct/22	$8542	$8262	$8379	$8408
Oct/23	$9041	$9176	$8409	$8905
Oct/24	$11188	$12241	$9296	$11087

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares	23.74%	3.93%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid**	24.51%	3.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 469,168,507
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$469,168,507	7	$-	11%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index FundFootnote Reference**	42.4%
Catholic Responsible Investments Bond FundFootnote Reference**	18.2%
Catholic Responsible Investments International Equity FundFootnote Reference**	11.9%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	9.2%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	9.1%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	3.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230963
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 75/25 Fund
Class Name	Institutional Class Shares
Trading Symbol	CMUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 75/25 Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 75% of its assets and exposure to fixed income securities in an amount equal to 25% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 75/25 Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and slightly underperformed the benchmark net-of-fees due to relative underperformance in the US large cap equity allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares - $17100594	MSCI ACWI Index (Gross) (USD)* - $18361040	Bloomberg U.S. Aggregate Bond Index (USD) - $13944128	Custom Hybrid*** - $17336976
Dec/21	$15000000	$15000000	$15000000	$15000000
Oct/22	$12604026	$12393397	$12569098	$12604890
Oct/23	$13497566	$13763749	$12613839	$13522025
Oct/24	$17100594	$18361040	$13944128	$17336976

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares	26.69%	4.60%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid***	28.21%	5.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 339,330,315
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$339,330,315	8	$-	7%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index FundFootnote Reference**	36.0%
Catholic Responsible Investments Multi-Style US Equity FundFootnote Reference**	15.3%
Catholic Responsible Investments International Equity FundFootnote Reference**	14.6%
Catholic Responsible Investments Bond FundFootnote Reference**	11.4%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	7.5%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	5.7%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	5.6%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230964
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 75/25 Fund
Class Name	Investor Class Shares
Trading Symbol	CMUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares	$17	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 75/25 Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 75% of its assets and exposure to fixed income securities in an amount equal to 25% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 75/25 Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and slightly underperformed the benchmark net-of-fees due to relative underperformance in the US large cap equity allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares - $11352	MSCI ACWI Index (Gross) (USD)* - $12241	Bloomberg U.S. Aggregate Bond Index (USD) - $9296	Custom Hybrid*** - $11558
Dec/21	$10000	$10000	$10000	$10000
Oct/22	$8390	$8262	$8379	$8403
Oct/23	$8971	$9176	$8409	$9015
Oct/24	$11352	$12241	$9296	$11558

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares	26.53%	4.45%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid***	28.21%	5.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 339,330,315
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$339,330,315	8	$-	7%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index FundFootnote Reference**	36.0%
Catholic Responsible Investments Multi-Style US Equity FundFootnote Reference**	15.3%
Catholic Responsible Investments International Equity FundFootnote Reference**	14.6%
Catholic Responsible Investments Bond FundFootnote Reference**	11.4%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	7.5%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	5.7%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	5.6%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/